Financial assets at fair value through other comprehensive income - Equity instruments FVOCI (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 60,468	$ 70,288
Banco Latinoaméricano de Exportaciones S.A. [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	58,025	67,307
Others [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	2,443	2,981
TOTAL
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 60,468	$ 70,288